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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                         Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Value Fund

 Schedule of Investments 5/29/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.6%

 Energy - 10.8%

 Integrated Oil & Gas - 5.6%

 263,269

 Exxon Mobil Corp.

 $

 22,430,519

 324,009

 Occidental Petroleum Corp.

 25,334,264

 $

 47,764,783

 Oil & Gas Exploration & Production - 5.2%

 351,329

 ConocoPhillips

 $

 22,372,631

 347,490

 Devon Energy Corp.

 22,663,298

 $

 45,035,929

 Total Energy

 $

 92,800,712

 Materials - 2.0%

 Paper Products - 2.0%

 324,222

 International Paper Co.

 $

 16,804,426

 Total Materials

 $

 16,804,426

 Capital Goods - 6.0%

 Electrical Components & Equipment - 2.1%

 246,252

 Eaton Corp. Plc

 $

 17,629,181

 Industrial Conglomerates - 2.9%

 924,383

 General Electric Co.

 $

 25,207,924

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 65,772

 Cummins, Inc.

 $

 8,915,395

 Total Capital Goods

 $

 51,752,500

 Transportation - 2.2%

 Airlines - 2.2%

 216,596

 American Airlines Group, Inc.

 $

 9,177,173

 173,356

 United Continental Holdings, Inc. *

 9,463,504

 $

 18,640,677

 Total Transportation

 $

 18,640,677

 Automobiles & Components - 2.9%

 Automobile Manufacturers - 2.9%

 703,945

 General Motors Co. *

 $

 25,320,902

 Total Automobiles & Components

 $

 25,320,902

 Consumer Durables & Apparel - 3.2%

 Homebuilding - 1.3%

 232,775

 Lennar Corp.

 $

 10,854,298

 Household Appliances - 1.9%

 88,980

 Whirlpool Corp.

 $

 16,394,565

 Total Consumer Durables & Apparel

 $

 27,248,863

 Media - 3.9%

 Broadcasting - 2.4%

 326,038

 CBS Corp. (Class B)

 $

 20,123,065

 Movies & Entertainment - 1.5%

 197,827

 Viacom, Inc. (Class B)

 $

 13,230,670

 Total Media

 $

 33,353,735

 Retailing - 1.6%

 Homefurnishing Retail - 1.6%

 199,131

 Bed Bath & Beyond, Inc. *

 $

 14,202,023

 Total Retailing

 $

 14,202,023

 Food, Beverage & Tobacco - 7.1%

 Brewers - 2.0%

 229,620

 Molson Coors Brewing Co. (Class B)

 $

 16,849,516

 Agricultural Products - 1.7%

 277,148

 Archer-Daniels-Midland Co.

 $

 14,647,272

 Packaged Foods & Meats - 3.4%

 314,518

 ConAgra Foods, Inc.

 $

 12,143,540

 410,687

 Tyson Foods, Inc.

 17,433,663

 $

 29,577,203

 Total Food, Beverage & Tobacco

 $

 61,073,991

 Health Care Equipment & Services - 7.7%

 Health Care Services - 2.2%

 215,067

 Express Scripts Holding Co. *

 $

 18,740,938

 Health Care Facilities - 2.3%

 244,956

 HCA Holdings, Inc.

 $

 20,044,749

 Managed Health Care - 3.2%

 230,096

 Aetna, Inc.

 $

 27,144,425

 Total Health Care Equipment & Services

 $

 65,930,112

 Pharmaceuticals, Biotechnology & Life Sciences - 9.4%

 Pharmaceuticals - 9.4%

 194,525

 AbbVie, Inc.

 $

 12,953,420

 106,155

 Mallinckrodt Plc *

 13,740,703

 290,726

 Merck & Co., Inc.

 17,702,306

 242,505

 Mylan NV

 17,613,138

 310,224

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 18,644,462

 $

 80,654,029

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 80,654,029

 Banks - 14.8%

 Diversified Banks - 10.2%

 1,111,038

 Bank of America Corp.

 $

 18,332,127

 478,264

 Citigroup, Inc.

 25,864,517

 405,592

 US Bancorp/MN

 17,485,071

 467,237

 Wells Fargo & Co.

 26,146,583

 $

 87,828,298

 Regional Banks - 4.6%

 466,865

 Citizens Financial Group, Inc.

 $

 12,530,657

 285,326

 The PNC Financial Services Group, Inc.

 27,302,844

 $

 39,833,501

 Total Banks

 $

 127,661,799

 Diversified Financials - 4.7%

 Specialized Finance - 1.1%

 194,004

 The NASDAQ OMX Group, Inc.

 $

 10,039,707

 Asset Management & Custody Banks - 1.4%

 296,487

 Invesco, Ltd.

 $

 11,809,077

 Investment Banking & Brokerage - 2.2%

 495,995

 Morgan Stanley Co.

 $

 18,947,009

 Total Diversified Financials

 $

 40,795,793

 Insurance - 4.2%

 Life & Health Insurance - 1.9%

 294,379

 Lincoln National Corp.

 $

 16,782,547

 Multi-line Insurance - 2.3%

 480,870

 The Hartford Financial Services Group, Inc.

 $

 19,768,566

 Total Insurance

 $

 36,551,113

 Software & Services - 3.6%

 Systems Software - 3.6%

 331,234

 Microsoft Corp.

 $

 15,521,625

 354,015

 Oracle Corp.

 15,396,112

 $

 30,917,737

 Total Software & Services

 $

 30,917,737

 Technology Hardware & Equipment - 5.3%

 Communications Equipment - 3.0%

 877,868

 Cisco Systems, Inc.

 $

 25,730,311

 Computer Storage & Peripherals - 1.2%

 401,146

 EMC Corp.

 $

 10,566,186

 Hardware Storage & Peripherals - 1.1%

 95,344

 Western Digital Corp.

 $

 9,282,692

 Total Technology Hardware & Equipment

 $

 45,579,189

 Semiconductors & Semiconductor Equipment - 3.5%

 Semiconductors - 3.5%

 92,380

 Avago Technologies, Ltd.

 $

 13,678,707

 295,119

 Broadcom Corp.

 16,777,515

 $

 30,456,222

 Total Semiconductors & Semiconductor Equipment

 $

 30,456,222

 Utilities - 6.7%

 Electric Utilities - 4.4%

 562,742

 Exelon Corp.

 $

 19,037,562

 531,155

 FirstEnergy Corp.

 18,951,610

 $

 37,989,172

 Multi-Utilities - 2.3%

 454,605

 Public Service Enterprise Group, Inc.

 $

 19,379,811

 Total Utilities

 $

 57,368,983

 TOTAL COMMON STOCKS

 (Cost $786,091,877)

 $

 857,112,806

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $786,091,877) (a)

 $

 857,112,806

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 3,540,301

 TOTAL NET ASSETS - 100.0%

 $

 860,653,107

 (A.D.R.)

 American Depositary Receipt.

 *

 Non-income producing security.

 (a)

 At May 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $786,091,877 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $          84,939,680

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (13,918,751)

 Net unrealized appreciation

  $          71,020,929

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
857,112,806

$
-

$
-

$
857,112,806

 Total

$
857,112,806

$
-

$
-

$
857,112,806

 During the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust III By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date July 29, 2015 * Print the name and title of each signing officer under his or her signature.